BUSINESS COMBINATION (Tables)	6 Months Ended
Jun. 30, 2025
Zhejiang Xinca Mutual Entertainment Culture Media Co Ltd [Member]
Business Combination [Line Items]
Schedule of assets acquired and liabilities assumed

Cash and bank balance	$201,863
Trade receivables	379,525
Prepaid rent expense	373,623
Goodwill	1,351,703
Plant and equipment, net	58,887
Depreciation	(562)
Advanced from customers	(36,404)
Long-term secured bank loan	(36,087)
Other payables and accrued liabilities	(369,737)
Net assets value	1,922,811
Purchases price	$1,980,000

Hangzhou SY Culture Media Co.Ltd. [Member]
Business Combination [Line Items]
Schedule of assets acquired and liabilities assumed

Cash and bank balance	$206,663
Trade receivables	163,814
Advance to supplier	6,691
Investment	27,284
Other payables and accrued liabilities	(755)
Net assets value	403,697
Purchases price	$642,000